Leases (Details) - Schedule of Other Lease Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Lease Information [Abstract]
Weighted-average remaining lease term – operating leases	11 months 1 day	1 year 10 months 28 days
Weighted-average discount rate – operating leases	5.00%	5.00%
Short term lease cost	$ 114,937	$ 89,380